Leases - Summary of Amounts Recognized in Consolidated Income Statements (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation expense of ROU assets from continuing operations (Note 3)	₱ 6,898	₱ 5,661	₱ 5,330
Depreciation expense of ROU assets from discontinued operations (Note 2 and 3)	19	55	58
Interest expense on lease liabilities from continuing operations (Note 5)	3,266	2,057	1,158
Interest expense on lease liabilities from discontinued operations	2	7	12
Variable lease payments (included in general and administrative expenses) from continuing operations	656	587	780
Variable lease payments (included in general and administrative expenses) from discontinued operations	(2)	2	(9)
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	714	1,440	1,459
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	2	1
Total amount recognized in consolidated income statements	₱ 11,555	₱ 9,811	₱ 8,789